Income (Loss) Per Share	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Income (Loss) Per Share
Note 6—Income (Loss) Per Share
The following table presents the computation of basic and diluted loss per share for Noble:

	Successor		Predecessor
	Three Months Ended September 30, 2021	Period From February 6, 2021 through September 30, 2021	Period From January 1, 2021 through February 5, 2021	Three Months Ended September 30, 2020	Nine Months Ended September 30, 2020
Numerator:
Basic
Net income (loss) from continuing operations	$(23,665)	$(21,454)	$250,228	$(50,868)	$(1,155,739)
Net loss from discontinued operations, net of tax	—	—	—	—	—

Net income (loss)	$(23,665)	$(21,454)	$250,228	$(50,868)	$(1,155,739)

Diluted

Net income (loss)	$(23,665)	$(21,454)	$250,228	$(50,868)	$(1,155,739)

Denominator:
Weighted average shares outstanding - basic	66,623	61,847	251,115	251,058	250,696
Dilutive effect of share-based awards	—	—	5,456	—	—
Weighted average shares outstanding - diluted	66,623	61,847	256,571	251,058	250,696

Per share data
Basic:

Net income (loss)	$(0.36)	$(0.35)	$1.00	$(0.20)	$(4.61)

Diluted:

Net income (loss)	$(0.36)	$(0.35)	$0.98	$(0.20)	$(4.61)

Only those items having a dilutive impact on our basic loss per share are included in diluted loss per share. The following table displays the share-based instruments that have been excluded from diluted income or loss per share since the effect would have been anti-dilutive:

	Successor		Predecessor
	Three Months Ended September 30, 2021	Period From February 6, 2021 through September 30, 2021	Period From January 1, 2021 through February 5, 2021	Three Months Ended September 30, 2020	Nine Months Ended September 30, 2020
Share-based awards	3,124	3,124	556	6,431	6,431
Warrants (1)	19,412	19,412	—	—	—

(1)
Represents the total number of warrants outstanding which did not have a dilutive effect. In periods where the warrants are determined to be dilutive, the number of shares which will be included in the computation of diluted shares is determined using the treasury stock method, adjusted for mandatory exercise provisions under the warrant agreements if applicable.

Share capital
Successor Share capital
On the Effective Date, pursuant to the Plan, Noble issued 50 million Ordinary Shares. Subsequent to the Effective Date, approximately 6.5 million Ordinary Shares were exchanged for Penny Warrants to purchase up to approximately 6.5 million Ordinary shares, with an exercise price of $0.01 per share. Ordinary Shares issuable upon the exercise of Penny Warrants were included in the number of outstanding shares used for the computation of basic net loss per share prior to the exercise of those warrants. As of
Se
ptember
 30, 2021, Noble had approximately 60.2 million Ordinary Shares outstanding as compared to approximately 251.1 million Legacy Noble ordinary shares outstanding and trading at December 31, 2020. Pursuant to the Memorandum of Association of Noble Corporation, the share capital of Noble is $6,000 divided into 500,000,000 ordinary shares of a par value of $0.00001 each and 100,000,000 shares of a par value of $0.00001, each of such class or classes having the rights as the board of directors of Noble (the “Board”) may determine from time to time
.
Predecessor Share capital
As discussed in “Note 2—Chapter 11 Emergence,” on the Effective Date and pursuant to the terms of the Plan, all of the Predecessor’s ordinary shares were cancelled. In accordance with the Plan, all agreements, instruments and other documents evidencing, relating to or otherwise connected with any of Legacy Noble’s equity interests outstanding prior to the Effective Date, including all equity-based awards, were cancelled and all such equity interests have no further force or effect after the Effective Date. Pursuant to the Plan, the holders of Legacy Noble’s ordinary shares outstanding prior to the Effective Date received their pro rata share of the Tranche 3 Warrants to acquire Ordinary Shares.

Note 4—Loss Per Share
The following table presents the computation of basic and diluted loss per share for Legacy Noble:

	Year Ended December 31,
	2020	2019	2018
Numerator:
Basic
Net loss from continuing operations	$(3,978,459)	$(696,769)	$(885,050)
Net loss from discontinued operations, net of tax	—	(3,821)	—

Net loss attributable to Noble Corporation	$(3,978,459)	$(700,590)	$(885,050)

Diluted
Net loss from continuing operations	$(3,978,459)	$(696,769)	$(885,050)
Net loss from discontinued operations, net of tax	—	(3,821)	—

Net loss attributable to Noble Corporation	$(3,978,459)	$(700,590)	$(885,050)

Denominator:
Weighted average shares outstanding—basic	250,792	248,949	246,614

Weighted average shares outstanding—diluted	250,792	248,949	246,614

Loss per share
Basic:
Loss from continuing operations	$(15.86)	$(2.79)	$(3.59)
Loss from discontinued operations	—	(0.02)	—

Net loss attributable to Noble Corporation	$(15.86)	$(2.81)	$(3.59)

Diluted:
Loss from continuing operations	$(15.86)	$(2.79)	$(3.59)
Loss from discontinued operations	—	(0.02)	—

Net loss attributable to Noble Corporation	$(15.86)	$(2.81)	$(3.59)

Dividends per share	$—	$—	$—
Only those items having a dilutive impact on our basic loss per share are included in diluted loss per share. For the years ended December 31, 2020, 2019 and 2018, 6.1 million, 11.9 million and 12.5 million share-based awards, respectively, were excluded from the diluted loss per share since the effect would have been anti-dilutive. On the Effective Date, all issued and outstanding shares of common stock, including all share-based awards, were cancelled and extinguished. See “Note 2—Chapter 11 Proceedings” for additional information.